CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	$ 23,256	$ 18,286	$ 45,138	$ 34,696
Direct costs1	(19,841)	(15,565)	(38,536)	(29,262)
Other income and gains	465	1,251	494	1,955
Equity accounted income	564	488	1,407	1,156
Expenses
Interest	(2,405)	(1,831)	(4,543)	(3,661)
Corporate costs	(26)	(30)	(59)	(59)
Fair value changes	(397)	377	1,383	2,471
Tax expense (income)	(141)	(547)	(849)	(1,091)
Net income	1,475	2,429	4,435	6,205
Net income attributable to:
Shareholders	590	816	1,949	2,051
Non-controlling interests	885	1,613	2,486	4,154
Net income	$ 1,475	$ 2,429	$ 4,435	$ 6,205
Net income per share:
Diluted	$ 0.34	$ 0.49	$ 1.16	$ 1.26
Basic	$ 0.35	$ 0.51	$ 1.20	$ 1.29